Income taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income taxes [Abstract]
Schedule of the Provision for Income Taxes

The provisions for income tax expenses are summarized as follows:

	For the Year ended December 31,
	2012	2013	2014
Current tax expenses	2,592	4,148	8,147
Deferred tax benefit	(2,592)	(4,148)	(1,961)
Income tax expenses	—	—	6,186

Schedule of the Reconciliation Between the Statutory Rate and the Effective Tax Rate

The following table sets forth reconciliation between the statutory EIT rate and the effective tax rate:

	For the Year ended December 31,
	2012	2013	2014
Statutory income tax rates	25.0%	25.0%	25.0%
Change in valuation allowance	(23.3)%	(21.3)%	20.7%
Permanent book-tax differences	(1.7)%	(3.7)%	(9.9)%
Effect of preferential tax rate of HNTE	—	—	(14.3)%
Effective tax rate	0%	0%	21.5%

Schedule of Deferred Tax Assets and Liabilities

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities:

	As of December 31,
	2013	2014
	US$	US$
Current
Deferred tax assets:
Accrued payroll and other expenses	3,908	7,069
Less: valuation allowance	(3,908)	(7,069)
Total current deferred tax assets, net	—	—
Non-current
Deferred tax assets:
Net operating loss carry forwards	4,723	4,611
Advertising expenses in excess of deduction limit	18,673	21,650
Others	153	45
Less: valuation allowance	(23,549)	(26,306)
Total non-current deferred tax assets, net	—	—
Total deferred tax assets, net	—	—

Schedule of Movement of Valuation Allowance

Movement of valuation allowance

	For the years ended December 31,
	2012	2013	2014
	US$	US$	US$
Balance at beginning of the period	22,948	30,580	27,457
Provision	7,632	1,740	12,304
Current period reversal	—	(4,863)	(6,386)
Balance at the end of the period	30,580	27,457	33,375